Property, Equipment, and Leasehold Improvements (Tables)	12 Months Ended
Dec. 31, 2012
Property, Equipment and Leasehold Improvements

Property, equipment, and leasehold improvements consist of the following at December 31, 2012 and 2011 (in thousands):

	December 31, 2012	December 31, 2011
Land	$1,767	$1,767
Building and leasehold improvements	5,500	4,797
Furniture, equipment, and automobile	4,408	3,612
Computer hardware and software	40,886	31,197

	52,561	41,373
Less accumulated depreciation and amortization	(31,892)	(26,458)

Property, equipment and leasehold improvements, net	$20,669	$14,915